Derivative Instruments (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of the transactions related to the derivative liability
Derivative liability at January 1, 2012		$ 33,593	$ 33,593	$ 38,557
Fair value of derivative at issuance, recognized as debt discount			6,814,000	193,944
Decrease in fair value of derivative liability, recognized as other income	(20,978,000)	(16,000)	14,156,361	(198,908)
Settlement of derivative liability			(1,126,231)
Derivative liability, Balance			$ 19,877,723	$ 33,593